Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2018	158	40	138	417	753

Differences on exchange	-	(3)	-	(15)	(18)

Provided in respect of the year	41	10	-	50	101

Utilised during the year	(72)	(14)	(30)	(71)	(187)

31 December 2018	127	33	108	381	649

Analysed on the balance sheet as

– current	74	17	19	208	318

– non-current	53	16	89	173	331

	127	33	108	381	649

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2017	190	40	163	400	793

Differences on exchange	4	(3)	–	(22)	(21)

Subsidiaries acquired	-	-	–	42	42

Provided in respect of the year	172	15	-	95	282

Utilised during the year	(208)	(12)	(25)	(98)	(343)

31 December 2017	158	40	138	417	753

Analysed on the balance sheet as

– current	87	24	22	266	399

– non-current	71	16	116	151	354

	158	40	138	417	753